Investment in associates - Summary of Financial Information Related to Interests in Associates (Detail) - Associates [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Share of the associates' profit for the year	€ 363	€ 272	€ 254
Aggregate carrying amount of the Group's investment in associates	€ 1,491	€ 587	€ 93